Insurance Contracts - Summary of Stock price risk (Detail) - Equity Risk [Member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Insurance contracts [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in profit loss due to reasonably possible increase insurance contracts	[1],[2]	₩ (157,555)	₩ (185,135)
Increase decrease in profit loss due to reasonably possible decrease insurance contracts	[1],[2]	155,996	183,555
Increase decrease in equity due to reasonably possible increase insurance contracts	[1],[2]	0	0
Increase decrease in equity due to reasonably possible decrease insurance contracts	[1],[2]	0	0
Reinsurance contracts [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in profit loss due to reasonably possible increase reinsurance contracts	[1],[2]	88	78
Increase decrease in profit loss due to reasonably possible decrease reinsurance contracts	[1],[2]	(89)	(75)
Increase decrease in equity due to reasonably possible increase reinsurance contracts	[1],[2]	0	0
Increase decrease in equity due to reasonably possible decrease reinsurance contracts	[1],[2]	₩ 0	₩ 0

[1]	For insurance contracts (original insurance and accepted reinsurance) and reinsurance contracts, the impacts are on liability for remaining coverage.
[2]	No shocks were applied to the risk adjustment within the fulfillment cash flows.